Free Market International Equity Fund
Schedule of Investments
November 30, 2025 (Unaudited)

OPEN-END FUNDS - 99.9%	Shares	Value
DFA Emerging Markets Small Cap Portfolio - Class Institutional	6,838,647	$183,686,071
DFA Emerging Markets Value Portfolio - Class Institutional	5,123,231	188,432,438
DFA International Small Cap Value Portfolio - Class Institutional (a)	50,939,374	1,592,874,223
DFA International Value Portfolio III - Class Institutional	28,073,767	674,051,147
Dimensional International Small Cap ETF (b)	11,924,492	383,133,928
International Value Series	10,429,499	508,750,960
iShares Core MSCI EAFE ETF	2,169,273	192,718,213
iShares Core MSCI Emerging Markets ETF	2,990,591	200,668,656
TOTAL OPEN-END FUNDS (Cost $2,347,616,275)		3,924,315,636

SHORT-TERM INVESTMENTS – 0.2%
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 0.1%	Units	Value
Mount Vernon Liquid Assets Portfolio, LLC, 4.09% (c)	4,830,400	4,830,400

MONEY MARKET FUNDS - 0.1%	Shares	Value
Invesco Government & Agency Portfolio - Institutional Class, 3.92% (c)	2,603,361	2,603,361

TOTAL SHORT-TERM INVESTMENTS (Cost $7,433,761)		7,433,761

TOTAL INVESTMENTS - 100.1% (Cost $2,355,050,036)		3,931,749,397
Liabilities in Excess of Other Assets - (0.1)%		(4,608,639)
TOTAL NET ASSETS - 100.0%		$3,927,140,758

Percentages are stated as a percent of net assets.
ETF – Exchange-Traded Fund

LLC - Limited Liability Company

(a)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	All or a portion of this security is on loan as of November 30, 2025. The fair value of these securities was $4,768,092.
(c)	The rate shown represents the 7-day annualized yield as of November 30, 2025.

Summary of Fair Value Disclosure as of November 30, 2025 (Unaudited)

Free Market International Equity Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of November 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Open-End Funds	$3,415,564,676	$–	$–	$3,415,564,676
Investments Measured at Net Asset Value (a)	–	–	–	508,750,960
Investments Purchased with Proceeds from Securities Lending (a)	–	–	–	4,830,400
Money Market Funds	2,603,361	–	–	2,603,361
Total Investments	$3,418,168,037	$–	$–	$3,931,749,397

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.